Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2022
Other Current Assets Table [abstract]
Schedule of other current assets
	Years Ended June 30,
	2022	2021

Current
Prepayments	1,601,697	1,086,391
Other	10,232	9,362
Total	1,611,929	1,095,753